Events After the Reporting Date	3 Months Ended
Jun. 30, 2025
Events After the Reporting Date [Abstract]
Events after the reporting date

12.    Events after the reporting date

There were no events after the reporting date and through the date when the condensed consolidated interim financial statements were authorized for issue that would require adjustment to these condensed consolidated interim statements or disclosure.